May. 01, 2015

SUPPLEMENT DATED OCTOBER 1, 2015

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2015

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2015, as supplemented (the "Prospectus"), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the Small-Cap Value Portfolio (the "Fund") and will be effective on or about October 30, 2015. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pursuant to approval by the Trust's board of trustees, including a majority of the independent trustees, at its meeting held on September 17, 2015, NFJ Investment Group LLC ("NFJ") will be terminated as co-sub-adviser of the Fund, and AllianceBernstein L.P. ("AB") will become the sole sub-adviser of the Fund and assume management responsibilities for those assets currently managed by NFJ. In order to facilitate this change, a portion of the Fund's holdings may be sold and new investments purchased in accordance with recommendations by AB. PLFA, the investment adviser to the Fund, may begin transitioning prior to October 30, 2015. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with the transition.

As a result of this change, the disclosure in the Principal Investment Strategies subsection will be replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers small-capitalization companies to be those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2000 Value Index and the greater of $4 billion or the market capitalization of the largest company on the Russell 2000 Value Index. As of December 31, 2014, the market capitalization range of the Russell 2000 Value Index was approximately $19 million to $5 billion. The Fund may invest in real estate investment trusts ("REITS"). The sub-adviser may invest up to 25% of the Fund's assets in securities of foreign issuers, including issuers in emerging market countries and American Depositary Receipts ("ADRs").

The sub-adviser seeks to identify companies that are undervalued versus their long-term earnings potential in selecting investments for the Fund. The sub-adviser considers selling a holding when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-longer term earnings ratio, a higher dividend yield or other favorable qualitative metrics.

In the Principal Risks subsection, Dividend-Oriented Companies Risk will be deleted.